Finance expense (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Finance expense
Interest expense	€ 69.8	€ 72.9	€ 59.1
Hedge discontinuance and ineffectiveness (see note 13)	227.3	407.2
Finance expense	€ 297.1	€ 480.1	€ 59.1